UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21994

                   First Trust Strategic High Income Fund III
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                       Date of fiscal year end: October 31

                   Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2010 (UNAUDITED)

 PRINCIPAL                                                             STATED     STATED
   VALUE                           DESCRIPTION                         COUPON    MATURITY        VALUE
----------   -------------------------------------------------------   ------   ----------   ------------
ASSET-BACKED SECURITIES - 3.8%
             Exum Ridge CBO
$2,981,524      Series 2007-1A, Class D (c) (d) (g) ................    4.00%    03/22/14    $     14,908
             GSAMP Trust
   978,915      Series 2006-S3, Class A2 (e) .......................    5.77%    05/25/36          58,772
 1,284,288      Series 2006-S5, Class A1 (d) .......................    0.32%    09/25/36          47,256
             Long Beach Mortgage Loan Trust
 1,923,875      Series 2006-A, Class A2 ............................    5.55%    05/25/36         101,538
             Park Place Securities, Inc.
   208,511      Series 2005-WCW3, Class M11 (c) (d) ................    2.73%    08/25/35             813
             Renaissance Home Equity Trust
 1,639,632      Series 2007-2, Class M9 ............................    7.50%    06/25/37           9,739
             Rosedale CLO, Ltd.
 2,586,038      Series I-A, Class II (c) ...........................      (f)    07/24/21          25,860
             Structured Asset Securities Corp.
 1,344,260      Series 2006-GEL1, Class A1 (d) .....................    0.37%    11/25/35       1,332,605
                                                                                             ------------
             TOTAL ASSET-BACKED SECURITIES ...............................................      1,591,491
                                                                                             ------------
             (Cost $4,088,723)

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
             Bear Stearns Alt-A Trust
 1,299,566      Series 2006-8, Class 2A2 ...........................    5.18%    08/25/46          55,234
             Countrywide Alternative Loan Trust
 3,179,217      Series 2005-56, Class M4 (d) .......................    1.15%    11/25/35          88,001
 2,845,000      Series 2007-OA6, Class M9 (d) ......................    1.73%    06/25/37         107,882
             Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
 3,505,258      Series 2007-OA3, Class M10 (c) (d) .................    2.73%    07/25/47          34,422
 4,001,349      Series 2007-OA4, Class M10 (d) .....................    3.23%    08/25/47          50,817
                                                                                             ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...................................        336,356
                                                                                             ------------
             (Cost $573,669)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%
             Greenwich Capital Commercial Funding Corp
 2,000,000      Series 2007-GG9, Class A4 ..........................    5.44%    01/10/17       1,857,034
             Morgan Stanley Capital I
 2,000,000      Series 2007-HQ13, Class A3 .........................    5.57%    10/15/17       1,679,245
                                                                                             ------------
             TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES .................................      3,536,279
                                                                                             ------------
             (Cost $3,595,078)

CORPORATE BONDS AND NOTES - 82.6%
             AUTOMOBILES - 1.1%
   500,000   Ford Motor Co. ........................................    6.50%    08/01/18         447,500
                                                                                             ------------
             CHEMICALS - 2.4%
   380,000   Hexion Finance Escrow LLC/ Hexion Escrow Corp. (b) ....    8.88%    02/01/18         368,125
   650,000   Westlake Chemical Corp. ...............................    6.63%    01/15/16         622,375
                                                                                             ------------
                                                                                                  990,500
                                                                                             ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2010 (UNAUDITED)

 PRINCIPAL                                                             STATED     STATED
   VALUE                           DESCRIPTION                         COUPON    MATURITY        VALUE
----------   -------------------------------------------------------   ------   ----------   ------------
CORPORATE BONDS AND NOTES - (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES - 3.3%
$  650,000   Iron Mountain, Inc. ...................................    8.75%    07/15/18    $    679,250
   650,000   KAR Holdings, Inc. ....................................   10.00%    05/01/15         692,250
                                                                                             ------------
                                                                                                1,371,500
                                                                                             ------------
             CONTAINERS & PACKAGING - 1.6%
   650,000   Owens-Illinois, Inc. ..................................    7.80%    05/15/18         671,125
                                                                                             ------------
             DIVERSIFIED CONSUMER SERVICES - 1.6%
   650,000   Service Corp. International ...........................    6.75%    04/01/16         641,875
                                                                                             ------------
             DIVERSIFIED FINANCIAL SERVICES - 4.0%
   600,000   Deluxe Corp. ..........................................    7.38%    06/01/15         574,500
   600,000   FireKeepers Development Authority (b) .................   13.88%    05/01/15         690,000
   400,000   Ford Motor Credit Co., LLC ............................    7.00%    10/01/13         400,604
                                                                                             ------------
                                                                                                1,665,104
                                                                                             ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.2%
   600,000   Cincinnati Bell, Inc. .................................    8.38%    01/15/14         607,500
   650,000   Citizens Communications ...............................    7.13%    03/15/19         617,500
   500,000   Global Crossing Ltd. (b) ..............................   12.00%    09/15/15         547,500
   650,000   PAETEC Holding Corp. ..................................    9.50%    07/15/15         632,125
   400,000   Qwest Corp. ...........................................    6.88%    09/15/33         370,000
   650,000   Windstream Corp. ......................................    7.00%    03/15/19         611,813
                                                                                             ------------
                                                                                                3,386,438
                                                                                             ------------
             ENERGY EQUIPMENT & SERVICES - 2.5%
   500,000   Hercules Offshore LLC (b) .............................   10.50%    10/15/17         517,500
   500,000   McJunkin Red Man Corp. (b) ............................    9.50%    12/15/16         501,250
                                                                                             ------------
                                                                                                1,018,750
                                                                                             ------------
             FOOD & STAPLES RETAILING - 2.9%
   650,000   ARAMARK Corp. .........................................    8.50%    02/01/15         654,875
   650,000   Rite Aid Corp. ........................................    8.63%    03/01/15         542,750
                                                                                             ------------
                                                                                                1,197,625
                                                                                             ------------
             HEALTH CARE PROVIDERS & SERVICES - 1.7%
   650,000   HCA, Inc. .............................................    9.25%    11/15/16         687,375
                                                                                             ------------
             HOTELS,RESTAURANTS & LEISURE - 7.4%
   650,000   AMC Entertainment, Inc. ...............................    8.75%    06/01/19         676,000
   400,000   Harrah's Operating Co., Inc. ..........................   11.25%    06/01/17         427,000
   650,000   MGM MIRAGE (b) ........................................   10.38%    05/15/14         716,625
   650,000   MTR Gaming Group, Inc. (b) ............................   12.63%    07/15/14         641,875
   600,000   Seneca Gaming Corp. ...................................    7.25%    05/01/12         588,000
                                                                                             ------------
                                                                                                3,049,500
                                                                                             ------------
             HOUSEHOLD DURABLES - 1.6%
   650,000   Jarden Corp. ..........................................    7.50%    05/01/17         656,500
                                                                                             ------------
             IT SERVICES - 2.7%
   500,000   First Data Corp. ......................................    9.88%    09/24/15         448,750
   650,000   SunGard Data Systems, Inc. ............................   10.25%    08/15/15         677,625
                                                                                             ------------
                                                                                                1,126,375
                                                                                             ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2010 (UNAUDITED)

 PRINCIPAL                                                             STATED     STATED
   VALUE                           DESCRIPTION                         COUPON    MATURITY        VALUE
----------   -------------------------------------------------------   ------   ----------   ------------
CORPORATE BONDS AND NOTES - (CONTINUED)
             MACHINERY - 5.0%
$  650,000   CNH America LLC. ......................................    7.25%    01/15/16    $    651,625
   500,000   Mueller Water Products, Inc. ..........................    7.38%    06/01/17         452,500
   500,000   Terex Corp. ...........................................    8.00%    11/15/17         480,000
   500,000   Trimas Corp. (b) ......................................    9.75%    12/15/17         501,250
                                                                                             ------------
                                                                                                2,085,375
                                                                                             ------------
             MEDIA - 4.3%
   500,000   Charter Communications Operating LLC/Charter
                Communications Operating Capital (b) (h) ...........    8.38%    04/30/14         511,250
   650,000   Lamar Media Corp. .....................................    6.63%    08/15/15         628,875
   650,000   Mediacom Broadband LLC/ Mediacom Broadband Corp. ......    8.50%    10/15/15         648,375
                                                                                             ------------
                                                                                                1,788,500
                                                                                             ------------
             METALS & MINING - 7.5%
   500,000   AK Steel Corp. ........................................    7.75%    06/15/12         505,000
   650,000   Arch Western Finance LLC ..............................    6.75%    07/01/13         646,750
   600,000   Freeport-McMoRan Copper & Gold, Inc. ..................    8.38%    04/01/17         653,386
   675,000   Steel Dynamics, Inc. ..................................    6.75%    04/01/15         670,781
   650,000   United States Steel Corp. .............................    7.00%    02/01/18         627,510
                                                                                             ------------
                                                                                                3,103,427
                                                                                             ------------
             MULTILINE RETAIL - 1.2%
   500,000   Neiman Marcus Group, Inc. .............................   10.38%    10/15/15         492,500
                                                                                             ------------
             OIL,GAS & CONSUMABLE FUELS - 11.5%
   400,000   Chesapeake Energy Corp. ...............................    6.88%    01/15/16         396,000
   650,000   El Paso Corp. .........................................    6.88%    06/15/14         670,793
 1,000,000   International Coal Group, Inc. ........................   10.25%    07/15/14       1,007,500
   650,000   Pioneer Natural Resources Co. .........................    6.65%    03/15/17         642,060
   650,000   Plains Exploration & Production Co. ...................    7.63%    06/01/18         663,000
   650,000   Quicksilver Resources, Inc. ...........................   11.75%    01/01/16         752,375
   600,000   Sesi LLC. .............................................    6.88%    06/01/14         597,000
                                                                                             ------------
                                                                                                4,728,728
                                                                                             ------------
             PAPER & FOREST PRODUCTS - 5.3%
   300,000   Appleton Papers, Inc. (b) .............................   10.50%    06/15/15         294,105
   400,000   Domtar Corp. ..........................................   10.75%    06/01/17         466,000
   230,000   Georgia-Pacific LLC ...................................    7.25%    06/01/28         223,100
   270,000   Georgia-Pacific LLC ...................................    7.38%    12/01/25         271,350
   250,000   Verso Paper Holdings LLC/ Verso Paper, Inc. ...........    9.13%    08/01/14         237,188
   650,000   Verso Paper Holdings LLC/ Verso Paper, Inc. (b) .......   11.50%    07/01/14         702,000
                                                                                             ------------
                                                                                                2,193,743
                                                                                             ------------
             SPECIALTY RETAIL - 5.3%
   350,000   ACE Hardware Corp. (b) ................................    9.13%    06/01/16         376,250
   578,000   Collective Brands, Inc. ...............................    8.25%    08/01/13         593,172
   500,000   Levi Strauss & Co. ....................................    9.75%    01/15/15         525,000
   650,000   Limited Brands, Inc. (b) ..............................    8.50%    06/15/19         711,750
                                                                                             ------------
                                                                                                2,206,172
                                                                                             ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2010 (UNAUDITED)

 PRINCIPAL                                                             STATED     STATED
   VALUE                           DESCRIPTION                         COUPON    MATURITY        VALUE
----------   -------------------------------------------------------   ------   ----------   ------------
CORPORATE BONDS AND NOTES - (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS - 1.5%
$  600,000   United Rentals North America, Inc. ....................    9.25%    12/15/19    $    622,500
                                                                                             ------------
             TOTAL CORPORATE BONDS AND NOTES .............................................     34,131,112
                                                                                             ------------
             (Cost $32,957,819)

U.S.GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.1%
 4,875,000   FannieMae, March (i) ..................................    5.50%   30 yr. TBA      5,146,172
 3,250,000   FannieMae, March (i) ..................................    6.00%   30 yr. TBA      3,466,330
 4,875,000   Government National Mortgage
                Association, March (i) .............................    5.00%   30 yr. TBA      5,054,039
                                                                                             ------------
             TOTAL U.S.GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ......................     13,666,541
                                                                                             ------------
             (Cost $13,643,208)

STRUCTURED NOTES - 1.8%
             InCaps Funding II Ltd./InCaps Funding II Corp.
 4,800,000      Subordinated Note (c) ..............................      (f)    01/15/34         720,000
             Preferred Term Securities XXVI, Ltd.
 2,500,000      Subordinated Note (c) ..............................      (f)    09/22/37           1,250
             Primus CLO Ltd.
 2,625,000      Series 2007-2I, Subordinated Bond (c) ..............      (f)    07/15/21          26,250
                                                                                             ------------
             TOTAL STRUCTURED NOTES ......................................................        747,500
                                                                                             ------------
             (Cost $996,291)


  SHARES                                      DESCRIPTION                                        VALUE
----------   -----------------------------------------------------------------------------   ------------
PREFERRED SECURITIES - 0.1%
     1,000   Stanfield Vantage CLO Ltd. (c) (f) ..........................................         10,000
     3,000   White Marlin CDO, Ltd., Series AI (c) (f) (g) ...............................         15,000
                                                                                             ------------
             TOTAL PREFERRED SECURITIES
             (Cost $237,236) .............................................................         25,000
                                                                                             ------------
             TOTAL INVESTMENTS - 130.8% ..................................................     54,034,279
             (Cost $56,092,024) (j)
             NET OTHER ASSETS AND LIABILITIES - (30.8%) ..................................    (12,738,693)
                                                                                             ------------
             NET ASSETS - 100.0% .........................................................   $ 41,295,586
                                                                                             ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"),and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor.Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.At January 31, 2010, securities noted as such amounted to $7,079,480 or 17.1% of net assets.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2010.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND III
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2010 (UNAUDITED)

(e)  Security is receiving less than the stated coupon.

(f)  Zero coupon investment.

(g)  The issuer is in default. Income is not being accrued.

(h) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(i)  Security purchased on a forward commitment basis.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,355,554 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,413,299.

CBO  Collateralized Bond Obligation

CDO  Collateralized Debt Obligation

CLO  Collateralized Loan Obligation

TBA To be announced; maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of January 31, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                         LEVEL 2
                                                  TOTAL      LEVEL 1   SIGNIFICANT      LEVEL 3
                                                 VALUE AT     QUOTED    OBSERVABLE   UNOBSERVABLE
                                                 1/31/10      PRICES      INPUTS        INPUTS
                                               -----------   -------   -----------   ------------
Asset-Backed Securities ....................   $ 1,591,491     $--     $ 1,550,723     $ 40,768
Collateralized Mortgage Obligations ........       336,356      --         336,356           --
Commercial Mortgage-Backed Securities ......     3,536,279      --       3,536,279           --
Corporate Bonds and Notes ..................    34,131,112      --      34,131,112           --
U.S. Government Agency Mortgage-Backed
   Securities ..............................    13,666,541      --      13,666,541           --
Structured Notes ...........................       747,500      --           1,250      746,250
Preferred Securities .......................        25,000      --              --       25,000
                                               -----------     ---     -----------     --------
Total Investments ..........................   $54,034,279     $--     $53,222,261     $812,018
                                               ===========     ===     ===========     ========

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

                                              BALANCE                     NET        CHANGE IN                   BALANCE
                                               AS OF       TRANSFERS   REALIZED   NET UNREALIZED      NET         AS OF
INVESTMENTS AT FAIR VALUE USING             OCTOBER 31,    IN (OUT)      GAINS     APPRECIATION    PURCHASES   JANUARY 31,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)       2009      OF LEVEL 3   (LOSSES)   (DEPRECIATION)    (SALES)       2010
-----------------------------------------   -----------   ----------   --------   --------------   ---------   -----------
Asset-Backed Securities .................     $160,473    $(101,538)   $     --      $(18,167)     $      --     $ 40,768
Structured Notes ........................      248,250           --     161,250       498,000       (161,250)     746,250
Preferred Securities ....................       40,000           --          --       (15,000)            --       25,000
                                              --------    ---------    --------      --------      ---------     --------
Total Investments .......................     $448,723    $(101,538)   $161,250      $464,833      $(161,250)    $812,018
                                              ========    =========    ========      ========      =========     ========

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           JANUARY 31, 2010 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund III (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by independent pricing services approved by the Board of Trustees which use information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $812,018 (1.5% of total investments) as of January 31, 2010, whose values have been determined based on prices supplied by dealers and investments with a value of $53,222,261 (98.5% of total investments) whose values have been determined based on prices supplied by independent pricing services. A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal market for particular securities (e.g. domestic debt and foreign securities) but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           JANUARY 31, 2010 (UNAUDITED)

     -    Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    -    Quoted prices for similar securities in active markets.

                    - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2010, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund maintains liquid assets with a current at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At January 31, 2010, the Fund had when-issued, delayed delivery or forward purchase commitments with a cost of $13,643,208 and a value of $13,666,541.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2010, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                     % OF
                                                      ACQUISITION     PRINCIPAL              CARRYING                 NET
SECURITY                                                  DATE      VALUE/SHARES    PRICE      COST        VALUE    ASSETS
--------                                              -----------   ------------   ------   ----------   --------   ------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
   Series 2007-OA3, Class M10, 2.73%, 07/25/47          05/22/07     $3,505,258    $ 0.98   $  168,729   $ 34,422    0.08%
Exum Ridge CBO
   Series 2007-1A, Class D, 4.00%, 03/22/14             05/08/07     $2,981,524      0.50        3,091     14,908    0.04
InCaps Funding II Ltd./InCaps Funding II Corp.
   Subordinated Note, Zero Coupon, 01/15/34             05/01/07     $4,800,000     15.00      966,492    720,000    1.75
Park Place Securities, Inc.
   Series 2005-WCW3, Class M11, 2.73%, 08/25/35         12/26/07     $  208,511      0.39           --        813    0.00*
Preferred Term Securities XXV, Ltd.
   Subordinated Note, Zero Coupon, 09/22/37             06/06/07     $2,500,000      0.00**         --      1,250    0.00*
Primus CLO Ltd.
   Series 2007-2I, Subordinated Bond,
   Zero Coupon, 07/15/21                                06/29/07     $2,625,000      1.00       29,799     26,250    0.06

                   FIRST TRUST STRATEGIC HIGH INCOME FUND III
                           JANUARY 31, 2010 (UNAUDITED)

                                                                                                                     % OF
                                                      ACQUISITION     PRINCIPAL              CARRYING                 NET
SECURITY                                                  DATE      VALUE/SHARES    PRICE      COST        VALUE    ASSETS
--------                                              -----------   ------------   ------   ----------   --------   ------
Rosedale CLO, Ltd.
   Series I-A, Class II, Zero Coupon, 07/24/21          04/02/07     $2,586,038    $ 1.00   $  118,450   $ 25,860    0.06%
Stanfield Vantage CLO, Ltd.                             05/24/07          1,000     10.00      237,236     10,000    0.02
White Marlin CDO, Ltd., Series AI                       06/01/07          3,000      5.00           --     15,000    0.04
                                                                                            ----------   --------    ----
                                                                                            $1,523,797   $848,503    2.05%
                                                                                            ==========   ========    ====

*    Amount is less than 0.01%.

**   Amount is less than $0.01.

D. TBA SALE COMMITMENTS:

The Fund may enter into To Be Announced ("TBA") sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an off-setting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is "marked-to market" daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

F. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Strategic High Income Fund III


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date March 22, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date March 22, 2010

* Print the name and title of each signing officer under his or her signature.